Capital management (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capital management
Total liabilities	$ 424,619	$ 387,237
Less: cash and cash equivalents	184,938	101,055	$ 106,437	$ 138,023
Total liabilities less current assets	239,681	286,182
Equity attributable to owners of Himax Technologies, Inc.	$ 480,176	$ 432,987